Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of detailed information of provision
Details of the provisions are as follows:

At December 31, 2022	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non- current	Service warranties	Total Current
Carrying amount at the beginning of the year	4	358	362	541	541
Charge / (Credit) to results:	116	961	1,077	777	777
(+) additional provisions recognized (net)	117	2,935	3,052	—	—
(+/-) Short-term transferred	—	(1,416)	(1,416)	1,415	1,415
(-) Amounts used during the year	(1)	(558)	(559)	(638)	(638)

Carrying amount at year end	120	1,319	1,439	1,318	1,318

At December 31, 2021	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non- current	Service warranties	Total Current
Carrying amount at the beginning of the year	6	225	231	—	—
Charge / (Credit) to results:	(2)	133	131	541	541
(+) additional provisions recognized (net)	—	731	731	—	—
(+/-) Short-term transferred	—	(598)	(598)	598	598
(-) Amounts used during the year	(2)	—	(2)	(57)	(57)

Carrying amount at year end	4	358	362	541	541